Related Party Transactions - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014 joint_venture	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 CBS Corp.	Mar. 31, 2013 CBS Corp.	Dec. 31, 2013 CBS Corp.	Dec. 31, 2012 CBS Corp.	Dec. 31, 2011 CBS Corp.	Mar. 31, 2014 Other Related Parties	Mar. 31, 2013 Other Related Parties	Dec. 31, 2013 Other Related Parties	Dec. 31, 2012 Other Related Parties	Dec. 31, 2011 Other Related Parties	Apr. 02, 2014 Subsequent Event CBS Corp.
Related Party Transaction [Line Items]
Selling, General and Administrative Expenses from Transactions with Related Party															$ 6.4	$ 17.7	$ 60.9	$ 47.7	$ 46.2
Accounts Receivable, Related Parties, Current															0.4		0
Accounts Payable, Related Parties, Current															2.5		0
Licensing Agreement, Corporate Name, Term of Agreement After the Split Off																									90 days
Licensing Agreement, Mark and Logo, Term of Agreement After the Split-Off																									18 months
Revenue from Related Parties															1.9	2.5	14.9	16.6	20.1	1.6	2.4	9.3	9.4	11.4
Equity Method Investment, Ownership Percentage	50.00%
Equity Method Investment, Number of Investments	2
Equity Method Investments	22.4	24.1						11.3				24.1	11.3
Percentage of Company's ownership in group of assets sold		50.00%
Proceeds from dispositions	0.5	17.5				10.9						28.7	0.5	0.8
Percentage of Company's ownership in group of assets contributed to a joint venture		50.00%
Net gain (loss) on dispositions	$ 0.9	$ 17.5	[1]	$ 0.1	$ (0.1)	$ 9.8	[2]	$ (0.4)	$ (0.3)	$ (0.7)	$ (0.8)	$ 27.3	$ (2.2)	$ (2.0)

[1]	During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.
[2]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.